Consolidated Statements of Stockholders' Equity (USD $)	Total	Common Stock	Preferred Stock	Additional Paid in Capital	Other Accumulated Comprehensive Loss	Total Accumulated Deficit	Treasury Stock
Beginning Balance (Restated) at Jun. 30, 2011	$ 8,080,245	$ 530,000	$ 50	$ 14,639,150	$ 222	$ (7,089,177)
Beginning Balance, Shares (Restated) at Jun. 30, 2011		5,300,000	5,000
Foreign currency translation adjustments	(253,280)				(253,280)
Net income	77,940					77,940
Ending Balance (Restated) at Jun. 30, 2012	7,904,905	530,000	50	14,639,150	(253,058)	(7,011,237)
Ending Balance, Shares (Restated) at Jun. 30, 2012		5,300,000	5,000
Issue of share capital at merger (Restated)	323,425	500,000		(176,575)
Issue of share capital at merger, Shares (Restated)		5,000,000
Foreign currency translation adjustments	(826,704)				(826,704)
Net income	262,752					262,752
Ending Balance (Restated) at Jun. 30, 2013	7,664,378	1,030,000	50	14,462,575	(1,079,762)	(6,748,485)
Ending Balance, Shares (Restated) at Jun. 30, 2013		10,300,000	5,000
Issuance of stock options, Value	157,111			157,111
Issuance of stock options, Shares
Compensation in respect of option and restricted stock granted to employees, directors and third - parties, Value	344,674	17,063		327,611
Compensation in respect of option and restricted stock granted to employees, directors and third - parties, Shares		170,632
Change in par value of shares		(1,036,592)		1,036,592
Return of stock		(150)					150
Return of stock, one	(22,145)	(2,140)		(22,145)			2,140
Net income	(891,347)				72,563	(891,347)
Ending Balance (Restated) at Mar. 31, 2014	$ 7,325,234	$ 8,181	$ 50	$ 15,961,744	$ (1,007,199)	$ (7,639,832)	$ 2,290
Ending Balance, Shares (Restated) at Mar. 31, 2014		10,470,632	5,000